Property And Equipment	12 Months Ended
Dec. 31, 2010
Property And Equipment [Abstract]
Property And Equipment

4. Property and Equipment

Property and equipment consist of the following at:

	December 31
	2010	2009
Land	$23,915	$24,874
Buildings and improvements	152,867	161,019
Machinery and equipment	614,585	605,107
Construction in progress	16,923	17,954

Total	808,290	808,954
Less accumulated depreciation	(447,020)	(423,405)

	$361,270	$385,549

The Company recorded $39.0 million and $39.5 million in depreciation expense in 2010 and 2009, respectively.